Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Mar. 23, 2015	Jan. 22, 2015	Feb. 28, 2015	Dec. 31, 2013	Sep. 30, 2014
Subsequent Events
General partner's ownership interest	2.00%
Subordinated units issued	17,339,718				17,339,718
Senior Notes | 4.00% Senior Notes
Subsequent Events
Interest rate	4.00%					4.00%
Subsequent Events
Subsequent Events
Cash distribution to the company's common and subordinated unitholders declared (in dollars per share)			$ 0.58
Cash distribution declared to the general partner			$ 0.8
General partner's ownership interest		2.00%	2.00%
Incentive distribution rights			$ 5.2
Subordinated units issued			17,339,718
Stock Issued During Period, Shares, Share-based Compensation, Gross				21,063
Subsequent Events | Senior Notes | 4.00% Senior Notes
Subsequent Events
Interest rate			4.00%